Summary of Significant Accounting Policies - Schedule of Exchange Rates Between HK$ and US$ (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Exchange Rates Between HK$ and US$ [Abstract]
Average rate	7.7854	7.8225	7.8357
year-end spot rate	7.8499	7.8083	7.8363